Trading Advisors (Details)	12 Months Ended			5 Months Ended	6 Months Ended	3 Months Ended	5 Months Ended	8 Months Ended	5 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	5 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended		1 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended	6 Months Ended	5 Months Ended	12 Months Ended	1 Months Ended	11 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended	5 Months Ended		10 Months Ended	12 Months Ended	10 Months Ended	6 Months Ended	12 Months Ended	18 Months Ended	12 Months Ended
	Dec. 31, 2013 Aventis [Member]	Dec. 31, 2013 Blenheim [Member]	Dec. 31, 2013 PGR [Member]	Nov. 29, 2011 Eclipse [Member]	Jun. 30, 2011 Eclipse [Member]	Aug. 30, 2011 DKR [Member]	May 31, 2011 DKR [Member]	Aug. 30, 2011 DKR [Member]	May 30, 2013 Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] C-View [Member]	May 30, 2011 Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] DKR [Member]	Dec. 31, 2013 Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] Krom River [Member]	Sep. 30, 2013 Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] Krom River [Member]	Dec. 31, 2013 Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] Krom River [Member]	Dec. 31, 2013 Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] Cambridge [Member]	Oct. 09, 2012 Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] Flintlock [Member]	May 30, 2013 Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] C-View [Member]	Dec. 31, 2013 Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] Altis [Member]	Dec. 31, 2013 Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] SSARIS [Member]	Dec. 31, 2013 Morgan Stanley Smith Barney Spectrum Select L.P. [Member] Altis [Member]	Jun. 30, 2011 Morgan Stanley Smith Barney Spectrum Select L.P. [Member] EMC [Member]	Dec. 31, 2013 Morgan Stanley Smith Barney Spectrum Select L.P. [Member] EMC [Member]	Dec. 31, 2013 Morgan Stanley Smith Barney Spectrum Select L.P. [Member] Graham [Member]	Dec. 31, 2013 Morgan Stanley Smith Barney Spectrum Select L.P. [Member] Northfield [Member]	Jun. 30, 2011 Morgan Stanley Smith Barney Spectrum Select L.P. [Member] Northfield [Member]	Nov. 30, 2013 Morgan Stanley Smith Barney Spectrum Select L.P. [Member] Northfield [Member]	Dec. 31, 2013 Morgan Stanley Smith Barney Spectrum Select L.P. [Member] Northfield [Member]	Jun. 30, 2011 Morgan Stanley Smith Barney Spectrum Select L.P. [Member] Rabar [Member]	Dec. 31, 2013 Morgan Stanley Smith Barney Spectrum Select L.P. [Member] Rabar [Member]	Jan. 31, 2011 Morgan Stanley Smith Barney Spectrum Select L.P. [Member] Sunrise Capital [Member]	Jun. 27, 2013 Morgan Stanley Smith Barney Spectrum Select L.P. [Member] Sunrise Capital [Member]	May 31, 2012 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Aspect [Member]	Dec. 31, 2013 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Aspect [Member]	Dec. 31, 2013 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Blackwater [Member]	Nov. 30, 2013 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Blackwater [Member]	Dec. 31, 2013 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Blackwater [Member]	May 31, 2011 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Campbell [Member]	Dec. 31, 2013 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Campbell [Member]	Oct. 30, 2012 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Chesapeake [Member]	May 31, 2012 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Chesapeake [Member]	Oct. 30, 2012 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Chesapeake [Member]	Dec. 31, 2013 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Chesapeake [Member]	Oct. 30, 2012 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] JWH [Member]	Jun. 30, 2011 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Rotella [Member]	Dec. 31, 2013 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Rotella [Member]	Jun. 30, 2011 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Rotella [Member]	Dec. 31, 2013 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Winton [Member]	Dec. 31, 2011 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Winton [Member]
Trading Advisors for Partnership [Line Items]
Trading advisor name	Aventis Asset Management LLC	Blenheim Capital Management, L.L.C. ("Blenheim")	PGR Capital L.P.										Krom River	Cambridge			Altis Partners (Jersey) Limited ("Altis")	SSARIS Advisors, LLC ("SSARIS")	Altis Partners (Jersey) Limited		EMC Capital Advisors, LLC	Graham Capital Management, L.P. ("Graham")				Northfield Trading L.P.		Rabar Market Research, Inc. ("Rabar")				Aspect Capital Limited			Blackwater Capital Management LLC		Campbell & Company, Inc. ("Campbell")							Rotella Capital Management, Inc. ("Rotella")		Winton Capital Management Limited
Management Fee [Abstract]
Management fee, monthly basis (in hundredths)	0.125%	0.25%	0.0833%	0.1667%	0.25%	0.1458%	0.1667%		0.1667%		0.0833%	0.1667%	0.0833%	0.125%	0.125%	0.1667%	0.1042%	0.1042%	0.1042%	0.2083%	0.1667%	0.1667%	0.0833%	0.25%	0.1667%	0.0833%	0.2083%	0.1667%	0.25%	0.1667%	0.1667%	0.125%	0.0625%	0.1042%	0.0625%	0.25%	0.1667%		0.1667%	0.1667%	0.0833%	0.1667%	0.1667%	0.0833%	0.1667%	0.125%	0.1667%
Management fee, annual basis (in hundredths)	1.50%	3.00%	1.00%	2.00%	3.00%	1.75%	2.00%		2.00%		1.00%	2.00%	1.00%	1.50%	1.50%	2.00%	1.25%	1.25%	1.25%	2.50%	2.00%	2.00%	1.00%	3.00%	2.00%	1.00%	2.50%	2.00%	3.00%	2.00%	2.00%	1.50%	0.75%	1.25%	0.75%	3.00%	2.00%		2.00%	2.00%	1.00%	2.00%	2.00%	1.00%	2.00%	1.50%	2.00%
Temporarily reduced management fee, annual basis (in hundredths)																																						1.00%
Incentive Fee [Abstract]
Incentive fee, monthly trading profits basis (in hundredths)	20.00%	15.00%	20.00%	20.00%	15.00%			20.00%	20.00%	20.00%			20.00%	15.00%	20.00%	20.00%	20.00%	15.00%	20.00%	17.50%	20.00%	20.00%		15.00%		20.00%	17.50%	20.00%	15.00%	20.00%		20.00%			20.00%		20.00%			19.00%		20.00%		20.00%		20.00%